Statement of Financial Position (Parenthetical) (EUR €)	Dec. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Common Stock, Par Value Per Share	€ 0.13	€ 0.13
Common Stock, Shares, Issued	22,171,198	18,753,757
Common Stock, Shares, Outstanding	21,789,670	18,372,229
Treasury Stock [Member]
Treasury Stock, Shares	381,528	381,528